Basis of preparation (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis Of Preparation
Total equity	£ 7,491	£ 3,752	£ 10,452	£ 6,718	£ 19,558	£ 16,924
Loss for the period	3,061	3,154	5,460	22,189	10,085
Net cash used in operating activities	3,539	3,108	6,008	9,301	6,489
Cash and cash equivalents	£ 6,423	£ 4,204	£ 10,057	£ 7,546	£ 10,928	£ 2,343